Schedule of Investments (unaudited)	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	161,127	$17,864,151

Total Investment Companies
(Cost: $17,366,047)		17,864,151

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(a)(c)	80,000	80,000

Total Short-Term Securities — 0.5%
(Cost: $80,000)		80,000
Total Investments Before Options Written — 100.9%
(Cost: $ 17,446,047)		17,944,151
Options Written — (0.9)%
(Premiums Received: $ (244,681))		(160,934)

Total Investments, Net of Options Written — 100.0%
(Cost: $17,201,366)		17,783,217

Other Assets Less Liabilities — 0.0%		3,931

Net Assets — 100.0%		$17,787,148

(a)	Affiliate of the Fund.

(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$300,000	$—	$(220,000	)(a)	$—	$—	$80,000	80,000	$304	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,597,197	12,524,753	(8,603,394)		153,596	1,191,999	17,864,151	161,127	127,811	—
					$153,596	$1,191,999	$17,944,151		$128,115	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

	Number of	Expiration	Exercise	Notional
Description	Contracts	Date	Price	Amount (000)	Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,611	02/17/23	USD 111.00	USD 17,861	$(160,934)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$17,864,151	$—	$—	$17,864,151
Short-Term Securities
Money Market Funds	80,000	—	—	80,000
	$17,944,151	—	$—	$17,944,151
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(160,934)	$—	$(160,934)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviations

USD	United States Dollar

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